THE ADVISORS' INNER CIRCLE FUND II

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND


        SUPPLEMENT DATED DECEMBER 12, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED AUGUST 30, 2005, AND ANY SUPPLEMENTS THERETO


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


The Proxy Voting Policies and Procedures included in Appendix B to the SAI are hereby replaced with the following:

                                   APPENDIX B


                      PROXY VOTING POLICIES AND PROCEDURES

                   W.R. HAMBRECHT + CO. ASSET MANAGEMENT, LLC

                                  PROXY VOTING
                             POLICIES AND PROCEDURES


                                    JUNE 2005


I.       POLICY

W.R. Hambrecht + Co. Asset Management, LLC ("W.R. Hambrecht Asset Management") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and registered open-end investment companies ("mutual funds"). W.R. Hambrecht Asset Management's authority to vote proxies or act with respect to other actions requiring shareholder votes is established through the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other actions, W.R. Hambrecht Asset Management will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions that require shareholder votes may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, W.R. Hambrecht Asset Management's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). W.R. Hambrecht Asset Management will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.      PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by W.R. Hambrecht Asset Management to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.     PROCEDURES

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by W.R. Hambrecht Asset Management are voted in a timely manner and in a manner consistent with what W.R. Hambrecht Asset Management considers to be each client's best interests. In the future W.R. Hambrecht Asset Management may elect to utilize the services of a third-party proxy voting service ("Service") to assist in the development of its proxy voting guidelines (see attached for W.R. Hambrecht Asset Management's current proxy voting guidelines, "Guidelines") and to track and vote proxies according to these Guidelines. At least annually, the Chief Compliance Officer, in consultation with the President, will review the Guidelines and revise them, if necessary, at that time.

Although many proxy proposals can be voted in accordance with W.R. Hambrecht Asset Management's Guidelines, we recognize that some proposals require special consideration and, as noted on its Guidelines, W.R. Hambrecht Asset Management will make a decision on a case-by-case basis in these situations. Where such a case-by-case determination is required, these ballot questions will forwarded to the Chief Compliance Officer who will consult with the President and any relevant Portfolio Manager to determine the appropriate action on the matter.

W.R. Hambrecht Asset Management generally oversees its proxy voting process by collecting the proxy voting materials, reconciling share discrepancies, tracking missing proxies and providing record keeping and reporting services.

The Chief Compliance Officer is also responsible for ensuring that all corporate action notices or requests received by W.R. Hambrecht Asset Management that require shareholder action are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.       Conflicts of Interest

                  Where a proxy proposal raises a material conflict between W.R. Hambrecht Asset Management's interests and a client's interest, including a mutual fund client, W.R. Hambrecht Asset Management will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the matter to be voted on is covered specifically by the Guidelines (which, if the client is a mutual fund, W.R. Hambrecht Asset Management will have previously disclosed to the mutual fund's Board of Trustees or Board of Directors), W.R. Hambrecht Asset Management will vote in accordance with the Guidelines. W.R. Hambrecht Asset Management does not receive proxies involving matters that are specifically covered by the Guidelines, and those proxies are automatically voted in accordance with the Guidelines.

2. Obtain Consent of Clients. To the extent that W.R. Hambrecht Asset Management has discretion to make a case-by-case decision under the Guidelines with respect to the proposal in question, W.R. Hambrecht Asset Management will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of W.R. Hambrecht Asset Management's conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, W.R. Hambrecht Asset Management will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct W.R. Hambrecht Asset Management to forward all proxy matters in which W.R. Hambrecht Asset Management has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, W.R. Hambrecht Asset Management will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not received in a timely manner, W.R. Hambrecht Asset Management will abstain from voting the securities held by that client's account.

                  Where proxies are automatically voted in accordance with the Guidelines, W.R. Hambrecht Asset Management will not have made a pre-vote conflict of interest determination. Where the proxy proposal has been forwarded to the Compliance Officer in accordance with the Guidelines, the Chief Compliance Officer and the President will review the matter for conflicts of interest as part of the overall vote review process. All material conflict of interest so identified by W.R. Hambrecht Asset Management will be addressed as described above in this Section III.A.

B.       Limitations

                  In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where W.R. Hambrecht Asset Management has determined that it is in the client's best interest, W.R. Hambrecht Asset Management will not vote proxies received. The following are certain circumstances where W.R. Hambrecht Asset Management may limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, W.R. Hambrecht Asset Management will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client or specified third party. If any proxy material is received by W.R. Hambrecht Asset Management, it will promptly be forwarded to the client or specified third party.

2. Terminated Account: Once a client account has been terminated with W.R. Hambrecht Asset Management in accordance with its investment advisory agreement, W.R. Hambrecht Asset Management will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value: If W.R. Hambrecht Asset Management determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, W.R. Hambrecht Asset Management may abstain from voting a client's proxies. W.R. Hambrecht Asset Management also will not vote proxies received for securities which are no longer held by the client's account.

4. Accommodation Security Positions. In certain instances, a client account may contain certain securities that W.R. Hambrecht Asset Management does not actively manage, but that are maintained in the account at the client's request (designated as "Accommodation Positions"). With respect to such securities, W.R. Hambrecht Asset Management will vote in accordance with its Guidelines unless the position requires a case-by-case analysis, in which case W.R. Hambrecht Asset Management may abstain from voting. The client may also direct W.R. Hambrecht Asset Management to take an action with respect to a particular matter. Such direction must be in writing.

5. Securities Lending Programs: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where W.R. Hambrecht Asset Management determines that a proxy vote (or other shareholder action) is materially important to the client's account, W.R. Hambrecht Asset Management may recall the security for purposes of voting.

6. Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, W.R. Hambrecht Asset Management may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

IV.      RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, W.R. Hambrecht Asset Management will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that W.R. Hambrecht Asset Management may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by W.R. Hambrecht Asset Management that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy. If W.R. Hambrecht Asset Management utilizes resources of the Service to maintain certain of these records, W.R. Hambrecht Asset Management will receive a written undertaking from the Service to provide a copy of all such records promptly upon request by W.R. Hambrecht Asset Management.

W.R. Hambrecht Asset Management will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how W.R. Hambrecht Asset Management voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of W.R. Hambrecht Asset Management's Policies and Procedures by written request addressed to W.R. Hambrecht Asset Management. W.R. Hambrecht Asset Management will coordinate with the relevant mutual fund service providers to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

                             PROXY VOTING GUIDELINES

                         PROXY VOTING GUIDELINES - 2005
                   W.R. HAMBRECHT + CO. ASSET MANAGEMENT, LLC

Elect Directors (1000)
------------- ------------------------------------------------------------------------------------------------------- --------
1000-1 Always vote FOR uncontested director nominees. X
------------- ------------------------------------------------------------------------------------------------------- --------

Contested Election of Directors (1001)                                                                             CASE BY CASE

Ratify Selection of Auditors (1010)
------------- ------------------------------------------------------------------------------------------------------- --------
1010-2        Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.          X
------------- ------------------------------------------------------------------------------------------------------- --------

Approve Name Change (1020)
------------- ------------------------------------------------------------------------------------------------------- --------
1020-1        Always vote FOR a management proposal to change the company name.                                       X
------------- ------------------------------------------------------------------------------------------------------- --------

Approve Other Business (1030)
------------- ------------------------------------------------------------------------------------------------------- --------
1030-1 Always vote FOR a management proposal to approve other business.                                               X
------------- ------------------------------------------------------------------------------------------------------- --------

Adjourn Meeting (1035)
------------- ------------------------------------------------------------------------------------------------------- --------
1035-1 Always vote FOR a management proposal to adjourn the meeting.                                                   X
------------- ------------------------------------------------------------------------------------------------------- --------

Approve Technical Amendments (1040)
------------- ------------------------------------------------------------------------------------------------------- --------
1040-1 Always vote FOR a management proposal to make technical amendments to the
charter and/or bylaws.                                                                                                X
------------- ------------------------------------------------------------------------------------------------------- --------

Approve Financial Statements (1050)
------------- ------------------------------------------------------------------------------------------------------- --------
1050-1 Always vote FOR a management proposal to approve financial statements.                                         X
------------- ------------------------------------------------------------------------------------------------------- --------

Increase Authorized Common Stock (1100)
------------- ------------------------------------------------------------------------------------------------------- --------
1100-4        Vote AGAINST IF the dilution represents more than 100% of current authorized shares.                    X
------------- ------------------------------------------------------------------------------------------------------- --------

Decrease Authorized Common Stock (1101)
------------- ------------------------------------------------------------------------------------------------------- --------
1101-1        Always vote FOR a management proposal to decrease authorized common stock.                              X
------------- ------------------------------------------------------------------------------------------------------- --------

Amend Authorized Common Stock (1102)

                                                                                                                   CASE BY CASE


                                      B-6




Approve Common Stock Issuance (1103)                                                                               CASE BY CASE

Approve Issuance or Exercise of Stock Warrants (1104)                                                              CASE BY CASE

Authorize Preferred Stock (1110)                                                                                   CASE BY CASE

Increase Authorized Preferred Stock (1111)                                                                         CASE BY CASE

Decrease Authorized Preferred Stock (1112)                                                                         CASE BY CASE

Cancel Series of Preferred Stock (1113)                                                                            CASE BY CASE

Amend Authorized Preferred Stock (1114)                                                                            CASE BY CASE

Approve Issuance or Conversion of Preferred Stock (1115)                                                           CASE BY CASE

Eliminate Preemptive Rights (1120)                                                                                 CASE BY CASE

Restore Preemptive Rights (1121)                                                                                   CASE BY CASE

Authorize Dual Class Stock (1130)                                                                                  CASE BY CASE

Eliminate Dual Class Stock (1131)                                                                                  CASE BY CASE

Amend Dual Class Stock (1132)                                                                                      CASE BY CASE

Increase Authorized Dual Class Stock (1133)                                                                        CASE BY CASE

Approve Share Repurchase (1140)
------------- -------------------------------------------------------------------------------------------------------- --------
1140-1        Always vote FOR a management proposal to approve a stock repurchase program.                             X
------------- -------------------------------------------------------------------------------------------------------- --------

Approve Stock Split (1150)
------------- -------------------------------------------------------------------------------------------------------- --------
1150-1        Always vote FOR a management proposal to approve a stock split.                                          X
------------- -------------------------------------------------------------------------------------------------------- --------
                                   B-7

Approve Reverse Stock Split (1151)
------------- -------------------------------------------------------------------------------------------------------- -------
1151-1        Always vote FOR a management proposal to approve reverse a stock split.                                  X
------------- -------------------------------------------------------------------------------------------------------- -------

Approve Merger/Acquisition (1200)                                                                                  CASE BY CASE

Approve Recapitalization (1209)
------------- -------------------------------------------------------------------------------------------------------- -------
1209-1 Always vote FOR a management proposal to approve recapitalization.                                              X
------------- -------------------------------------------------------------------------------------------------------- -------

Approve Restructuring (1210)
------------- -------------------------------------------------------------------------------------------------------- -------
1210-1 Always vote FOR a management proposal to restructure the company.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Approve Bankruptcy Restructuring (1211)                                                                            CASE BY CASE

Approve Liquidation (1212)
------------- -------------------------------------------------------------------------------------------------------- -------
1212-1 Always vote FOR a management proposal to approve liquidation.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Approve Reincorporation (1220)                                                                                     CASE BY CASE

Approve Leveraged Buyout (1230)                                                                                    CASE BY CASE

Approve Spin-off (1240)                                                                                            CASE BY CASE

Approve Sale of Assets (1250)                                                                                      CASE BY CASE

Eliminate Cumulative Voting (1300)
------------- -------------------------------------------------------------------------------------------------------- -------
1300-2 Always vote AGAINST a management proposal to eliminate cumulative voting.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Adopt Cumulative Voting (1301)
------------- -------------------------------------------------------------------------------------------------------- -------
1301-1 Always vote FOR a management proposal to adopt cumulative voting.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Adopt Director Liability Provision (1310)
------------- -------------------------------------------------------------------------------------------------------- -------
1310-2 Always vote AGAINST a management proposal to limit the liability of directors.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Amend Director Liability Provision (1311)                                                                          CASE BY CASE

Adopt Indemnification Provision (1320)                                                                             CASE BY CASE


                                       B-8

Amend Indemnification Provision (1321)                                                                             CASE BY CASE

Approve Board Size (1332)                                                                                          CASE BY CASE

No Shareholder Approval to Fill Vacancy (1340)
------------- -------------------------------------------------------------------------------------------------------- -------
1340-2        Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board
              without shareholder approval.                                                                            X
------------- -------------------------------------------------------------------------------------------------------- -------

Give Board Authority to Set Board Size (1341)
------------- -------------------------------------------------------------------------------------------------------- -------
1341-2        Always vote AGAINST a management proposal to give the board the authority to set the size of the board as needed without
              shareholder approval.                                                                                    X
------------- -------------------------------------------------------------------------------------------------------- -------

Removal of Directors (1342)
------------- -------------------------------------------------------------------------------------------------------- -------
1342-3        Vote AGAINST IF the proposal limits the removal of directors to cases where
              there is legal cause.                                                                                    X
------------- -------------------------------------------------------------------------------------------------------- -------

Approve Non-Technical Charter Amendments (1350)                                                                    CASE BY CASE

Approve Non-Technical Bylaw Amendments (1351)                                                                      CASE BY CASE

Approve Classified Board (1400)
------------- -------------------------------------------------------------------------------------------------------- -------
1400-2 Always vote AGAINST a management proposal to adopt a classified board.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Amend Classified Board (1401)                                                                                      CASE BY CASE

Repeal Classified Board (1402)
------------- -------------------------------------------------------------------------------------------------------- -------
1402-1 Always vote FOR a management proposal to repeal a classified board.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Adopt Poison Pill (1410)
------------- -------------------------------------------------------------------------------------------------------- -------
1410-2   Always vote AGAINST a management proposal to ratify or adopt a
         shareholder rights plan (poison pill).                                                                        X
---------------------------------------------------------------------------------------------------------------------  -------


Redeem Poison Pill (1411)
------------- -------------------------------------------------------------------------------------------------------- --------
1411-1        Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Eliminate Special Meeting (1420)
------------- -------------------------------------------------------------------------------------------------------- -------
1420-2        Always vote AGAINST a management proposal to eliminate shareholders'
              right to call a special meeting.                                                                         X
------------- -------------------------------------------------------------------------------------------------------- -------

Limit Special Meeting (1421)
------------- -------------------------------------------------------------------------------------------------------- -------
1421-2        Always vote AGAINST a management proposal to limit shareholders' right to
               call a special meeting.                                                                                 X
---------------------------------------------------------------------------------------------------------------------  -------


                                       B-9


Restore Special Meeting (1422)
------------- -------------------------------------------------------------------------------------------------------- -------
1422-1        Always vote FOR a management proposal to restore shareholders' right to call a special meeting.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Eliminate Written Consent (1430)
------------- -------------------------------------------------------------------------------------------------------- -------
1430-2        Always vote AGAINST a management proposal to eliminate shareholders'
              right to act by written consent.                                                                          X
---------------------------------------------------------------------------------------------------------------------  -------

Limit Written Consent (1431)
------------- -------------------------------------------------------------------------------------------------------- -------
1431-2        Always vote AGAINST a management proposal to limit shareholders' right to
              act by written consent.                                                                                   X
---------------------------------------------------------------------------------------------------------------------  -------

Restore Written Consent (1432)
------------- -------------------------------------------------------------------------------------------------------- -------
1432-1        Always vote FOR a management proposal to restore shareholders' right to act by written consent.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Adopt Supermajority Requirement (1440)
------------- -------------------------------------------------------------------------------------------------------- -------
1440-2        Always vote AGAINST a management proposal to establish a
              supermajority vote provision to approve merger or other business
              combination.                                                                                             X
------------- -------------------------------------------------------------------------------------------------------- -------

Amend Supermajority Requirement (1443)
------------- -------------------------------------------------------------------------------------------------------- -------
1443-2        Vote AGAINST IF the amendment would increase the vote required to approve the transaction.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- -------

Eliminate Supermajority Requirement (1444)
------------- -------------------------------------------------------------------------------------------------------- -------
1444-1        Always vote FOR a management proposal to eliminate a supermajority
              vote provision to approve merger or other business combination.                                          X
------------- -------------------------------------------------------------------------------------------------------- -------

Adopt Supermajority Lock-in (1445)
------------- -------------------------------------------------------------------------------------------------------- -------
1445-2        Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter
              provisions.                                                                                              X
------------- -------------------------------------------------------------------------------------------------------- -------

Amend Supermajority Lock-in (1446)                                                                                 CASE BY CASE

Eliminate Supermajority Lock-in (1447)
------------- -------------------------------------------------------------------------------------------------------- --------
1447-1        Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter
              provisions.                                                                                              X
------------- -------------------------------------------------------------------------------------------------------- --------

Consider Non-Financial Effects of Merger (1450)                                                                    CASE BY CASE

Adopt Fair Price Provision (1460)
------------- -------------------------------------------------------------------------------------------------------- --------
1460-1 Always vote FOR a management proposal that establishes a fair price provision.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Amend Fair Price Provision (1461)
------------- -------------------------------------------------------------------------------------------------------- --------
1461-1 Always vote FOR a management proposal to amend a fair price provision.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------


                                      B-10

Repeal Fair Price Provision (1462)                                                                                 CASE BY CASE

Adopt Anti-Greenmail Provision (1470)
------------- -------------------------------------------------------------------------------------------------------- --------
1470-1 Always vote FOR a management proposal to limit the payment of greenmail.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Adopt Advance Notice Requirement (1480)
------------- -------------------------------------------------------------------------------------------------------- --------
1480-1 Always vote FOR a management proposal to adopt advance notice requirements.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Opt Out of State Takeover Law (1490)                                                                               CASE BY CASE

Opt Into State Takeover Law (1491)                                                                                 CASE BY CASE

Adopt Stock Option Plan (1500)                                                                                     CASE BY CASE

Amend Stock Option Plan (1501)                                                                                     CASE BY CASE

Add Shares to Stock Option Plan (1502)                                                                             CASE BY CASE

Limit Annual Awards (1503)                                                                                         CASE BY CASE

Extend Term of Stock Option Plan (1505)                                                                            CASE BY CASE

Adopt Director Stock Option Plan (1510)                                                                            CASE BY CASE

Amend Director Stock Option Plan (1511)                                                                            CASE BY CASE

Add Shares to Director Stock Option Plan (1512)                                                                    CASE BY CASE

Adopt Employee Stock Purchase Plan (1520)                                                                          CASE BY CASE

Amend Employee Stock Purchase Plan (1521)                                                                          CASE BY CASE

Add Shares to Employee Stock Purchase Plan (1522)                                                                  CASE BY CASE


                                      B-11

Adopt Stock Award Plan (1530)                                                                                      CASE BY CASE

Amend Stock Award Plan (1531)                                                                                      CASE BY CASE

Add Shares to Stock Award Plan (1532)                                                                              CASE BY CASE

Adopt Director Stock Award Plan (1540)                                                                             CASE BY CASE

Amend Director Stock Award Plan (1541)                                                                             CASE BY CASE

Add Shares to Director Stock Award Plan (1542)                                                                     CASE BY CASE

Approve Annual Bonus Plan (1560)                                                                                   CASE BY CASE

Approve Savings Plan (1561)
------------- -------------------------------------------------------------------------------------------------------- --------
1561-1 Always vote FOR a management proposal to adopt a savings plan.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Approve Option/Stock Awards (1562)                                                                                 CASE BY CASE

Adopt Deferred Compensation Plan (1563)
------------- -------------------------------------------------------------------------------------------------------- --------
1563-1 Always vote FOR a management proposal to adopt a deferred compensation plan.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Approve Long-Term Bonus Plan (1564)
------------- -------------------------------------------------------------------------------------------------------- --------
1564-1 Always vote FOR a management proposal to approve a long-term bonus plan.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Approve Employment Agreements (1565)
------------- -------------------------------------------------------------------------------------------------------- --------
1565-1 Always vote FOR a management proposal to approve an employment agreement or contract.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

Amend Deferred Compensation Plan (1566)                                                                            CASE BY CASE

Exchange Underwater Options (1570)
------------- -------------------------------------------------------------------------------------------------------- --------
1570-2        Always vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the
              underlying stock's current market price).                                                                X
------------- -------------------------------------------------------------------------------------------------------- --------

Amend Annual Bonus Plan (1581)                                                                                     CASE BY CASE


                                      B-12




Reapprove Option/Bonus Plan for OBRA (1582)
------------- -------------------------------------------------------------------------------------------------------- --------
1582-1        Always vote FOR a management proposal to reapprove a stock option
              plan or bonus plan for purposes of OBRA.                                                                 X
------------- -------------------------------------------------------------------------------------------------------- --------

Amend Long-Term Bonus Plan (1586)                                                                                  CASE BY CASE

SHAREHOLDER PROPOSALS

SP-Shareholder Approval of Auditors (2000)
------------- -------------------------------------------------------------------------------------------------------- --------
2000-1        Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Auditors Must Attend Annual Meeting (2001)
------------- -------------------------------------------------------------------------------------------------------- --------
2001-1        Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Limit Consulting by Auditors (2002)
------------- -------------------------------------------------------------------------------------------------------- --------
2002-1         Always vote FOR a shareholder proposal calling for limiting consulting by auditors.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Rotate Auditors (2003)                                                                                          CASE BY CASE

SP-Restore Preemptive Rights (2010)                                                                                CASE BY CASE

SP-Study Sale or Spin-Off (2030)                                                                                   CASE BY CASE

SP-Adopt Confidential Voting (2100)
------------- -------------------------------------------------------------------------------------------------------- --------
2100-1        Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy
              ballots.                                                                                                 X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Counting Shareholder Votes (2101)                                                                               CASE BY CASE

SP-No Discretionary Voting (2102)                                                                                  CASE BY CASE

SP-Equal Access to the Proxy (2110)
------------- -------------------------------------------------------------------------------------------------------- --------
2110-1        Always vote FOR a shareholder proposal to provide equal access to the
              proxy materials for shareholders.                                                                         X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Improve Meeting Reports (2120)                                                                                  CASE BY CASE

                                      B-13

SP-Change Annual Meeting Location (2130)                                                                           CASE BY CASE

SP-Change Annual Meeting Date (2131)                                                                               CASE BY CASE

SP-Board Inclusiveness (2201)
------------- -------------------------------------------------------------------------------------------------------- --------
2201-2        Always vote AGAINST a shareholder proposal asking the board to
              include more women and minorities as directors.                                                          X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Increase Board Independence (2202)                                                                              CASE BY CASE

SP-Director Tenure/Retirement Age (2203)                                                                           CASE BY CASE

SP-Minimum Stock Ownership by Directors (2204)
------------- -------------------------------------------------------------------------------------------------------- --------
2204-1        Always vote FOR a shareholder proposal to require minimum stock ownership by directors.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Allow Union/Employee Representatives on the Board (2205)
------------- -------------------------------------------------------------------------------------------------------- --------
2205-2        Always vote AGAINST a shareholder proposal that seeks to provide
              for union or employee representatives on the board of directors.                                         X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Directors' Role in Corporate Strategy (2206)                                                                    CASE BY CASE

SP-Increase Nominating Committee Independence (2210)                                                               CASE BY CASE

SP-Create Nominating Committee (2211)                                                                              CASE BY CASE

SP-Create Shareholder Committee (2212)                                                                             CASE BY CASE

SP-Independent Board Chairman (2214)
------------- -------------------------------------------------------------------------------------------------------- --------
2214-2        Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks
              of the non-employee directors.                                                                           X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Lead Director (2215)
------------- -------------------------------------------------------------------------------------------------------- --------
2215-2        Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among the ranks of the non-employee
              directors.                                                                                               X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Adopt Cumulative Voting (2220)
------------- -------------------------------------------------------------------------------------------------------- --------
2220-1 Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Require Nominee Statement in Proxy (2230)
------------- -------------------------------------------------------------------------------------------------------- --------
2230-2        Always vote AGAINST a shareholder proposal to require directors to
              place a statement of candidacy in the proxy statement.                                                   X
------------- -------------------------------------------------------------------------------------------------------- --------




                                      B-14




SP-Double Board Nominees (2231)
------------- -------------------------------------------------------------------------------------------------------- --------
2231-2        Always vote AGAINST a shareholder proposal to nominate two
              director candidates for each open board seat.                                                            X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Director Liability (2240)
------------- -------------------------------------------------------------------------------------------------------- --------
2240-1        Always vote FOR a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or
              willful neglect.                                                                                         X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Repeal Classified Board (2300)
------------- -------------------------------------------------------------------------------------------------------- --------
2300-1 Always vote FOR a shareholder proposal to repeal a classified board.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Redeem or Vote on Poison Pill (2310)                                                                            CASE BY CASE

SP-Eliminate Supermajority Provision (2320)
------------- -------------------------------------------------------------------------------------------------------- --------
2320-1        Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Reduce Supermajority Provision (2321)
------------- -------------------------------------------------------------------------------------------------------- --------
2321-1 Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Repeal Fair Price Provision (2324)                                                                              CASE BY CASE

SP-Restore Right to Call a Special Meeting (2325)
------------- -------------------------------------------------------------------------------------------------------- --------
2325-1   Always vote FOR a shareholder proposal to restore shareholders' right to
         call a special meeting.                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Restore Right to Act by Written Consent (2326)
------------- -------------------------------------------------------------------------------------------------------- --------
2326-1 Always vote FOR a shareholder proposal to restore shareholders' right to
act by written consent.                                                                                                 X
---------------------------------------------------------------------------------------------------------------------- --------

SP-Prohibit Targeted Share Placement (2330)                                                                        CASE BY CASE

SP-Opt Out of State Takeover Statute (2341)                                                                        CASE BY CASE

SP-Re-Incorporation (2342)
------------- -------------------------------------------------------------------------------------------------------- --------
2342-2        Always vote AGAINST a shareholder proposal to reincorporate the company in another state.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Adopt Anti-Greenmail Provision (2350)
------------- -------------------------------------------------------------------------------------------------------- --------
2350-1 Always vote FOR a shareholder proposal to limit greenmail payments.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------




                                      B-15




SP-Restrict Executive Compensation (2400)
------------- -------------------------------------------------------------------------------------------------------- --------
2400-2        Always vote AGAINST a shareholder proposal to restrict executive compensation.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Disclose Executive Compensation (2401)                                                                          CASE BY CASE

SP-Restrict Director Compensation (2402)
------------- -------------------------------------------------------------------------------------------------------- --------
2402-2        Always vote AGAINST a shareholder proposal to restrict director compensation.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Cap Executive Pay (2403)
------------- -------------------------------------------------------------------------------------------------------- --------
2403-2 Always vote AGAINST a shareholder proposal to cap executive pay.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Pay Directors in Stock (2405)                                                                                   CASE BY CASE

SP-Approve Executive Compensation (2406)
------------- -------------------------------------------------------------------------------------------------------- --------
2406-2        Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Restrict Director Pensions (2407)                                                                               CASE BY CASE

SP-Review/Report on/Link Executive Pay to Social Criteria (2408)
------------- -------------------------------------------------------------------------------------------------------- --------
2408-2        Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link executive compensation to
              non-financial criteria, particularly social criteria.                                                    X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-No Repricing of Underwater Options (2409)                                                                       CASE BY CASE

SP-Golden Parachutes (2414)
------------- -------------------------------------------------------------------------------------------------------- --------
2414-1        Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future golden
              parachutes.                                                                                              X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Award Performance-Based Stock Options (2415)                                                                    CASE BY CASE

SP-Expense Stock Options (2416)
------------- -------------------------------------------------------------------------------------------------------- --------
2416-1        Always vote FOR a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the
              company in the company's annual income statement.                                                        X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Pension Fund Surplus (2417)
------------- -------------------------------------------------------------------------------------------------------- -------
2417-2        Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension
              fund income.                                                                                              X
------------- -------------------------------------------------------------------------------------------------------- -------




                                      B-16




SP-Create Compensation Committee (2420)                                                                            CASE BY CASE

SP-Hire Independent Compensation Consultant (2421)                                                                 CASE BY CASE

SP-Increase Compensation Committee Independence (2422)                                                             CASE BY CASE

SP-Increase Audit Committee Independence (2500)                                                                    CASE BY CASE

SP-Increase Key Committee Independence (2501)                                                                      CASE BY CASE

SOCIAL ISSUE PROPOSALS

SP-Develop/Report on Human Rights Policy (3000)
------------- -------------------------------------------------------------------------------------------------------- --------
3000-3 Vote AGAINST IF the company does not operate in countries of concern.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Operations' Impact on Local Groups (3005)
------------- -------------------------------------------------------------------------------------------------------- --------
3005-2        Always vote AGAINST a shareholder proposal that asks the company
              to review its operations' impact on local groups.                                                        X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Burma-Limit or End Operations (3030)
------------- -------------------------------------------------------------------------------------------------------- --------
3030-2 Always vote AGAINST a shareholder proposal that asks the company to limit
or end operations in Burma.                                                                                            X
---------------------------------------------------------------------------------------------------------------------  --------

SP-Burma-Review Operations (3031)
------------- -------------------------------------------------------------------------------------------------------- --------
3031-2        Always vote AGAINST a shareholder proposal that asks management to review operations in Burma.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-China-No Use of Forced Labor (3040)                                                                             CASE BY CASE

SP-China-Adopt Code of Conduct (3041)                                                                              CASE BY CASE

SP-Review Military Contracting Criteria (3100)
------------- -------------------------------------------------------------------------------------------------------- --------
3100-2        Always vote AGAINST a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and
              to govern the execution of the contracts.                                                                X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Economic Conversion (3110)
------------- -------------------------------------------------------------------------------------------------------- --------
3110-2        Always vote AGAINST a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on defense contracts toward production for commercial
              markets.                                                                                                 X
------------- -------------------------------------------------------------------------------------------------------- --------




                                      B-17




SP-Review Space Weapons (3120)
------------- -------------------------------------------------------------------------------------------------------- --------
3120-2        Always vote AGAINST a shareholder proposal that asks management to report on the company's government contracts for the development of ballistic missile defense technologies and related space
              systems.                                                                                                 X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Foreign Military Sales (3130)
------------- -------------------------------------------------------------------------------------------------------- --------
3130-2        Always vote AGAINST a shareholder proposal that asks management to report on the company's foreign military sales or foreign offset
              activities.                                                                                              X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Limit or End Nuclear Weapons Production (3150)
------------- -------------------------------------------------------------------------------------------------------- --------
3150-2        Always vote AGAINST a shareholder proposal that asks management to limit or end nuclear weapons
              production.                                                                                              X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Nuclear Weapons Production (3151)
------------- -------------------------------------------------------------------------------------------------------- --------
3151-2        Always vote AGAINST a shareholder proposal that asks management to review
              nuclear weapons production.                                                                              X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Charitable Giving Policy (3210)
------------- -------------------------------------------------------------------------------------------------------- --------
3210-2        Always vote AGAINST a shareholder proposal that asks the company
              to establish shareholder-designated contribution programs.                                               X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Limit or End Charitable Giving (3215)
------------- -------------------------------------------------------------------------------------------------------- --------
3215-3        Vote AGAINST IF the company's giving is not excessive or the proposal would end all giving.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Political Spending (3220)                                                                                CASE BY CASE

SP-Limit or End Political Spending (3221)                                                                          CASE BY CASE

SP-Disclose Prior Government Service (3222)
------------- -------------------------------------------------------------------------------------------------------- --------
3222-2        Always vote AGAINST a shareholder proposal requesting disclosure of company executives' prior
              government service.                                                                                      X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Affirm Political Nonpartisanship (3224)                                                                         CASE BY CASE

SP-Review Tobacco Marketing (3300)
------------- -------------------------------------------------------------------------------------------------------- --------
3300-2        Always vote AGAINST a shareholder proposal that asks management to
              report on or change tobacco product marketing practices.                                                 X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Sever Links with Tobacco Industry (3307)
------------- -------------------------------------------------------------------------------------------------------- --------
3307-2 Always vote AGAINST a shareholder proposal to sever links with the tobacco industry.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review or Reduce Tobacco Harm to Health (3308)                                                                  CASE BY CASE





                                      B-18




SP-Review or Promote Animal Welfare (3320)
------------- -------------------------------------------------------------------------------------------------------- --------
3320-2        Always vote AGAINST a shareholder proposal that asks management to review
              or promote animal welfare.                                                                               X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Drug Pricing or Distribution (3340)
------------- -------------------------------------------------------------------------------------------------------- --------
3340-2        Always vote AGAINST a shareholder proposal that asks the company to report or take action on
              pharmaceutical drug pricing or distribution.                                                             X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Oppose Embryo/Fetal Destruction (3350)
------------- -------------------------------------------------------------------------------------------------------- --------
3350-2        Always vote AGAINST a shareholder proposal that asks the company
              to take action on embryo or fetal destruction.                                                           X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Nuclear Facility/Waste (3400)
------------- -------------------------------------------------------------------------------------------------------- --------
3400-1        Always vote FOR a shareholder proposal that asks the company to
              review or report on nuclear facilities or nuclear waste.                                                 X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Energy Efficiency & Renewables (3410)
------------- -------------------------------------------------------------------------------------------------------- --------
3410-3 Vote AGAINST IF the proposal asks for more than a report.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Endorse Ceres Principles (3420)                                                                                 CASE BY CASE

SP-Control Generation of Pollutants (3422)                                                                         CASE BY CASE

SP-Report on Environmental Impact or Plans (3423)                                                                  CASE BY CASE

SP-Report or Take Action on Climate Change (3425)                                                                  CASE BY CASE

SP-Review or Curb Bioengineering (3430)
------------- -------------------------------------------------------------------------------------------------------- --------
3430-2        Always vote AGAINST a shareholder proposal that asks management to
              report on, label or restrict sales of bioengineered products.                                            X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Preserve/Report on Natural Habitat (3440)
------------- -------------------------------------------------------------------------------------------------------- --------
3440-3 Vote AGAINST IF the proposal asks for action beyond reporting.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Developing Country Debt (3500)
------------- -------------------------------------------------------------------------------------------------------- --------
3500-2        Always vote AGAINST a shareholder proposal asking the company to review their developing country debt and lending criteria and to
              report to shareholders on its findings.                                                                  X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Social Impact of Financial Ventures (3503)
------------- -------------------------------------------------------------------------------------------------------- --------
3503-2        Always vote AGAINST a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor
              rights or other socio-economic impacts of its credit decisions.                                          X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Review Fair Lending Policy (3520)                                                                               CASE BY CASE

SP-Review Plant Closings (3600)
------------- -------------------------------------------------------------------------------------------------------- --------



                                      B-19


3600-2        Always vote AGAINST a shareholder proposal that asks the company to establish committees to consider issues related to facilities
              closure and relocation of work.                                                                          X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Report on EEO (3610)
------------- -------------------------------------------------------------------------------------------------------- --------
3610-2        Always vote AGAINST a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data
              on specific positions within the company.                                                                X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Drop Sexual Orientation from EEO Policy (3614)                                                                  CASE BY CASE

SP-Adopt Sexual Orientation Anti-Bias Policy (3615)                                                                CASE BY CASE

SP-Review Mexican Work Force Conditions (3621)                                                                     CASE BY CASE

SP-Adopt Standards for Mexican Operation (3622)                                                                    CASE BY CASE

SP-Review or Implement MacBride Principles (3630)                                                                  CASE BY CASE

SP-Urge MacBride on Contractor/Franchisee (3632)                                                                   CASE BY CASE

SP-Review Global Labor Practices (3680)
------------- -------------------------------------------------------------------------------------------------------- --------
3680-3 Vote AGAINST IF the company already reports publicly using a recognized standard.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------
------------- -------------------------------------------------------------------------------------------------------- --------
3680-4 Vote AGAINST IF the resolution asks for more than a report.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------

SP-Monitor/Adopt ILO Conventions (3681)                                                       CASE BY CASE

SP-Report on Sustainability (3700)
------------- -------------------------------------------------------------------------------------------------------- --------
3700-2 Always vote AGAINST a shareholder proposal requesting reports on sustainability.
                                                                                                                       X
------------- -------------------------------------------------------------------------------------------------------- --------





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                      B-20